Interest-Bearing Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Interest-Bearing Deposits

Interest-bearing deposits as of December 31, 2012 and 2011 were as follows.

	2012	2011
Demand	$170,190	$140,914
Statement and Passbook Savings	289,781	282,957
Certificates of Deposit:
In excess of $100	76,261	89,305
Other	154,843	162,404
Individual Retirement Accounts	32,898	36,284

Total	$723,973	$711,864

Scheduled Maturities of Certificates of Deposit	Scheduled maturities of certificates of deposit, including IRA’s at December 31, 2012 were as follows.

2013	$139,510
2014	77,472
2015	20,665
2016	6,710
2017	8,889
Thereafter	10,756

Total	$264,002